Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Returns on fixed deposits and equity securities	$ 1	$ 10	$ 8
Returns on short-term deposits	122	86	62
Fair value gains on debt and interest rate swaps	7		4
Discount unwind on other long-term assets	20	6	10
Interest on tax receivables	22	36	29
Total	172	138	113
Finance expense
Interest on debt and commercial paper	(698)	(673)	(612)
Interest on overdrafts, lease liabilities and other financing costs	(74)	(68)	(52)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(53)	(52)	(49)
Net exchange losses	(30)	(51)	(148)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(356)	(416)	(402)
Discount unwind on other long-term liabilities	(213)	(154)	(245)
Fair value losses on debt and interest rate swaps		(2)
Interest on tax payables	(8)	(3)
Total	(1,432)	(1,419)	(1,508)
Net finance expense	$ (1,260)	$ (1,281)	$ (1,395)